Other matters (Details) - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2015	Dec. 31, 2014	Dec. 31, 2013
Other Matters [Abstract]
Adjustments to Additional Paid in Capital, Stock Issued, Issuance Costs	$ 28,565	$ (28,000)	$ (39,733)